Income Tax - Schedule of Deferred Tax Assets (Detail) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets (liability)
Net operating loss carryforward	$ 23,974
Unrealized gain on marketable securities	(2,582)
Start-up Costs	306,668
Total deferred tax assets	328,060
Valuation Allowance	(328,060)
Net Deferred tax assets	0
Barkbox Inc [Member]
Deferred tax assets (liability)
Net operating loss carryforward	24,960,000	$ 24,836,000
Charitable contributions	155,000	127,000
Interest expense	3,330,000	1,557,000
UNICAP	3,048,000	1,430,000
Stock compensation	1,379,000	475,000
Accruals and other	3,861,000	2,403,000
Depreciation	0	59,000
Total deferred tax assets	36,733,000	30,887,000
Valuation Allowance	(36,621,000)	(30,887,000)
Total deferred tax assets	112,000	0
Depreciation	(112,000)	0
Total deferred tax liabilities	(112,000)
Net deferred tax assets	$ 0	$ 0